Note 3 - Balance Sheet Components - Schedule of Accrued Expenses (10-K) (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued license fees (current portion)		$ 0	$ 2,000,000
Payroll-related liabilities	$ 168,974	114,337	550,810
Other accrued expenses		602,594	449,402
Total accrued expenses	$ 2,278,308	$ 716,931	$ 3,000,212